FAIR VALUE ELECTIONS - Certain Structured and Non-Structed Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	$ 22,800	$ 23,100
Long-term debt
Certain non-structured liabilities
Aggregate unpaid principal balance in excess of (less than) fair value, long-term	1,569	(151)
Long-term debt | Carrying amount
Certain non-structured liabilities
Carrying amount reported on the Consolidated Balance Sheet	25,293	26,180
Short-term borrowings
Certain non-structured liabilities
Aggregate unpaid principal balance in excess of (less than) fair value, short-term	130	31
Short-term borrowings | Carrying amount
Certain non-structured liabilities
Carrying amount reported on the Consolidated Balance Sheet	1,207	1,496
Interest Rate Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	9,600	10,900
Foreign Exchange Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	300	300
Equity Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	9,900	8,000
Commodity Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	1,400	1,400
Credit Linked
Carrying value of structured notes, disaggregated by type of embedded derivative instrument
Carrying value of structured notes	$ 1,600	$ 2,500